Income Taxes - Summary of Income Tax Rate (Detail)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Canadian statutory income tax rate	26.50%	26.50%
Tax on repatriation of foreign earnings	4.10%	3.60%
Valuation allowance on deferred tax assets	3.10%	(3.00%)
Net effect of losses not benefited	2.80%	1.20%
Foreign exchange re-measurement	1.70%	(1.70%)
Reserve for uncertain tax positions	(0.40%)	0.60%
Non-taxable capital losses (gains)	(1.10%)	1.20%
Earnings of equity accounted investees	(1.30%)	(1.40%)
Deductible inflationary adjustments	(1.80%)	(1.70%)
Foreign rate differentials	(2.30%)	(3.20%)
Research and development tax credits	(4.50%)	(4.10%)
Others	2.10%	1.90%
Effective income tax rate	28.90%	19.90%